Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

6.    Income Taxes

The Company records its interim provision for income taxes by applying its estimated annual effective tax rate to the year-to-date pre-tax income and adjusting for discrete tax items recorded in the period. Deferred income taxes result from temporary differences between the reporting of amounts for financial statement purposes and income tax purposes. These differences relate primarily to different methods used for income tax reporting purposes, including for depreciation and amortization, warranty and vacation accruals, and deductions related to allowances for doubtful accounts receivable and inventory reserves. The provision for income taxes included current federal and state income tax expense, as well as deferred federal and state income tax expense.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended June 30, 2021. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of June 30, 2021, a full valuation allowance has been recorded to reserve for deferred tax assets entirely, which are not expected to be realized. The valuation allowance will be reevaluated on a quarterly basis and may change if estimates of future taxable income during the carryforward period is increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth

The effective tax rate for the three months ended June 30, 2021 was a benefit of 0.1%, compared to an effective tax rate 0.0% for the three months ended June 30, 2020. The Company recorded an income tax benefit of $1,000 and a benefit of $0 for the three months ended June 30, 2021 and 2020, respectively.

The effective tax rate for the six months ended June 30, 2021 was a benefit of 1.8%, compared to a benefit 12.8% for the six months ended June 30, 2020. The primary driver of the change in the Company’s effective tax rate is attributable to additional benefit from an net operating loss carryback claim recorded in the prior year. The Company recorded an income tax benefit of $19,000 and a benefit of $239,000 for the six months ended June 30, 2021 and 2020, respectively.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority is more-likely -than-not to sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the condensed consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. As of June 30, 2021, the Company has no unrecognized tax benefits.

This Company is not currently under examination in any jurisdiction. In the event of any future tax assessments, the Company has elected to record the income taxes and any related interest and penalties as income tax expense on the statement of operations.

2.           INCOME TAXES

Income tax benefit for the years ended December 31, 2020 and 2019 consists of the following:

	2020	2019
Current:
Federal	$(216,000)	$—
State	6,000	11,000
	(210,000)	11,000
Deferred — Federal	—	(183,000)
	$(210,000)	$(172,000)

The expected (benefit) provision for income taxes, computed by applying the U.S. federal income tax rate of 21% to income (loss) before taxes, is reconciled to income benefit as follows:

	2020	2019
Expected provision for federal income taxes	$(136,000)	$(207,000)
State income taxes, net of federal benefit	(24,000)	(7,000)
Permanent items	(249,000)	11,000
Research and development credit	(23,000)	(29,000)
Change in valuation allowance	440,000	51,000
Change in tax law allowing NOL carryback claim	(217,000)	—
Prior year true-ups and other	(1,000)	9,000
	$(210,000)	$(172,000)

Net deferred tax liabilities consist of the following as of December 31, 2020 and 2019:

	2020	2019
Deferred tax liabilities:
Accrued vacation	$33,000	$21,000
Inventories reserve	17,000	42,000
Allowance for doubtful accounts	2,000	3,000
Allowance for sales returns	10,000	10,000
Research and development credit carryforward	285,000	245,000
Accrued self-insured medical	—	3,000
Property and equipment	(257,000)	(295,000)
Patents	(50,000)	(53,000)
Net operating loss	411,000	230,000
Other	17,000	8,000
Valuation allowance	(468,000)	(214,000)
Net deferred tax liabilities	$—	$—

As of December 31, 2020, the Company has federal net operating loss carry-forwards and research and development credit carryovers of $1,847,000 and $104,000, respectively, and begin expiring in 2037. The Company’s state net operating loss carryforwards and research and development credit carryovers at December 31, 2020 total $468,000 and $214,000, respectively, and begin expiring in 2026.

The Company is subject to federal and state taxation. As of December 31, 2020, with few exceptions, the Company is no longer subject to examination prior to tax year 2017.

In accounting for uncertainty in income taxes, we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. As of December 31, 2020, the Company does not have any unrecognized tax benefits. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. We do not expect any material changes in our unrecognized tax benefits over the next 12 months.

The Company establishes a valuation allowance to reduce the deferred tax assets when it is more likely than not that a deferred tax asset will not be realizable. On the basis of this evaluation, as of December 31, 2020 and 2019, a full valuation allowance has been recorded to reserve for deferred tax assets, which are not expected to be realized.